LEASES - Leases of lessee (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
Finance lease
Finance lease assets	₫ 87,900	$ 3,600,000
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-Use Assets	Right-of-Use Assets
Finance lease liabilities	₫ 89,300	$ 3,700,000
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current	Other Liabilities, Current
Operating lease
Right-of-use assets - Operating lease	₫ 5,042,347	$ 207,205,548	₫ 7,081,509
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-Use Assets	Right-of-Use Assets	Right-of-Use Assets
Total operating lease liabilities	₫ 5,485,846	$ 225,430,286	₫ 6,854,700
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current	Other Liabilities, Current
Current portion of operating lease liabilities	₫ 1,486,822	$ 61,098,090	₫ 1,524,356
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities, Current	Lease Liabilities, Current
Non-current operating lease liabilities	₫ 3,999,024	$ 164,332,196	₫ 5,330,344
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities, Non-Current	Lease Liabilities, Non-Current	Lease Liabilities, Non-Current
Related party
Operating lease
Total operating lease liabilities	₫ 524,032	$ 21,534,087	₫ 1,098,369
Related party | Vinhomes JSC
Operating lease
Total operating lease liabilities	48,750	2,003,287	36,133
Related party | VHIZ JSC
Operating lease
Total operating lease liabilities			480,290
Related party | VHIZ Hai Phong JSC
Operating lease
Total operating lease liabilities	399,513	16,417,219
Related party | Vincom Retail JSC
Operating lease
Total operating lease liabilities	10,762	442,244	251,927
Related party | Vincom Retail Operation LLC
Operating lease
Total operating lease liabilities	21,297	875,159	310,162
Related party | Others
Operating lease
Total operating lease liabilities	43,710	1,796,178	19,857
Nonrelated party
Operating lease
Total operating lease liabilities	₫ 4,961,814	$ 203,896,199	₫ 5,756,331